Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 32	$ 36	$ 68	$ 72
Line of Credit [Member]
Property, Plant and Equipment, Net (Details) [Line Items]
Depreciation expense					$ 21	$ 26